UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: December 31, 2003



Check here if Amendment [   ]; Amendment Number:
This Amendment:         [   ] is a restatement.
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 ASSET MANAGEMENT LLC
         Lawrence C. Longo, Jr
Address: 125 High Street, Suite 1405
         Oliver Street Tower
         Boston, MA  02110

Form 13F File Number: 28-06047


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence C. Longo, Jr.
Title: Chief Operating Officer
Phone: (617) 371-2015


Signature, Place, and Date of Signing:

/s/Lawrence C. Longo, Jr.    Boston, MA         February 6, 2004
----------------------------------------------------------------
[Signature]                 [City, State]        [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total(thousands): 96,586

List of Other Included Managers: None

                                                                    SHRS PRN
                                                                    OR AMT                                           VOTING
                                                                    SH/PRN                    INVESTMENT   OTHER     AUTHORITY
CUSIP        NAME OF ISSUER                    CUSIP                PUT/CALL    VALUE(x$1000) DISCRECTION  MANAGERS  SOLE
-----        --------------                    -----                --------    -------------------------  --------  ----
00511R870   ACUSPHERE INC                       COMMON STOCK          158,650      1,393         SOLE       N/A        158,650
14071N104   CAPTARIS INC                        COMMON STOCK          290,000      1,629         SOLE       N/A        290,000
G20045202   CENTRAL EUROPEAN MEDIA ENT.         COMMON STOCK          489,599      8,504         SOLE       N/A        489,599
206156101   CONCORD CAMERA CORP                 COMMON STOCK           99,609        921         SOLE       N/A         99,609
207142100   CONEXANT SYSTEMS INC                COMMON STOCK          198,400        986         SOLE       N/A        198,400
249906108   DESCARTES SYSTEMS GROUP INC         COMMON STOCK           30,300         85         SOLE       N/A         30,300
29270U105   ENERGY PARTNERS LTD.                COMMON STOCK           75,000      1,042         SOLE       N/A         75,000
344159108   FOCUS ENHANCEMENT                   COMMON STOCK          269,600        585         SOLE       N/A        269,600
44913M105   HYPERCOM CORP                       COMMON STOCK          265,000      1,261         SOLE       N/A        265,000
413160102   HARMONIC INC                        COMMON STOCK           92,000      6,816         SOLE       N/A         92,000
462030305   IOMEGA CORPORATION                  COMMON STOCK        1,140,200      5,012         SOLE       N/A      1,140,200
464478106   ISLAND PACIFIC INC                  COMMON STOCK        5,304,700      4,274         SOLE       N/A      5,304,700
535919203   LIONS GATE ENTERTAINMENT CORP       COMMON STOCK        3,903,600     17,488         SOLE       N/A      3,903,600
561693102   MANAGEMENT NETWORK GROUP INC        COMMON STOCK           40,000      4,886         SOLE       N/A         40,000
60741U101   MIKOHN GAMING CORP                  COMMON STOCK          723,600      3,256         SOLE       N/A        723,600
60741U101   MOBILITY ELECTRONICS, INC           COMMON STOCK          555,500        296         SOLE       N/A        555,500
Y6476W104   OMI STOCK                           COMMON STOCK           33,200        273         SOLE       N/A         33,200
83545R108   SONIC FOUNDRY                       COMMON STOCK          146,000      2,205         SOLE       N/A        146,000
835460106   SONIC SOLOUTIONS                    COMMON STOCK          144,112      1,366         SOLE       N/A        144,112
85815M107   STEELCLOUD INC                      COMMON STOCK          580,155      1,015         SOLE       N/A        580,155
87929J103   TELECOMMUNICATION SYSTEMS INC       COMMON STOCK          778,500      3,846         SOLE       N/A        778,500
888011103   TIPPINGPOINT TECHNOLOGIES           COMMON STOCK          833,333     22,500         SOLE       N/A        833,333
89376R109   TRANSMETA CORP                      COMMON STOCK           75,000        255         SOLE       N/A         75,000
902494103   TYSON FOODS INC                     COMMON STOCK          107,000      1,417         SOLE       N/A        107,000
925317109   VERSO TECHNOLOGIES INC              COMMON STOCK        1,607,600      5,144         SOLE       N/A      1,607,600
973149107   WIND RIVER SYSTEMS                  COMMON STOCK           15,000        131         SOLE       N/A         15,000